Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Summary Of Components Of Income Tax Expense
The components of income tax expense were as follows:

Years ended December 31,	2021	2020	2019
Current income taxes	$13,135	$(6,872)	$31,720
Deferred income taxes	43,422	14,174	31,476

	$56,557	$7,302	$63,196

Summary Of Reconciliation Of Tax Expense
The provision for income taxes differs from that which would be expected by applying Canadian statutory rates. A reconciliation of the difference is as follows:

Years ended December 31,	2021	2020	2019
Earnings before income taxes	$38,102	$95,559	$215,324
Canadian statutory rate	23.8%	24.4%	26.5%

Expected income tax provision	$9,068	$23,316	$57,061
Add (deduct):
Exchange rate effects on tax basis	(2,269)	(4,007)	2,125
Earnings taxed in foreign jurisdictions	2,313	(14,505)	(1,129)
Revaluation of Canadian deferred tax assets due to change in statutory rate	(660)	597	5,040
Withholding tax on dividends received from foreign subsidiaries	2,763	—	—
Amounts not deductible (taxable) for tax purposes	811	2,426	723
Impact of accounting for associates and joint ventures	(160)	(530)	(575)
Change in recognized deferred tax assets	44,704	—	—
Other	(13)	5	(49)

Income tax expense from continuing operations	$56,557	$7,302	$63,196

Summary Of Income Tax Relating To Components Of Other Comprehensive Income

Years ended December 31,	2021	2020	2019
Deferred Tax
Arising on income and expenses recognized in other comprehensive income:
Fair value remeasurement of hedging instruments entered into for cash flow hedges	$77	$186	$(286)
Arising on income and expenses reclassified from other comprehensive income to net earnings:
Relating to cash flow hedges	(53)	158	276
Arising on foreign exchange movement on long-term debt:
Relating to net investment hedge	—	61	—

Total income tax recognized in other comprehensive income	$24	$405	$(10)

Summary Of Deferred Tax Assets And Liabilities
Deferred tax assets and liabilities arise from the following:

	Accounting provisions and accruals	Tax losses	Long-term assets	Other	Exchange rate effects on tax bases	Cash flow hedges	Total 1

January 1, 2021	$18,058	$28,969	$(73,956)	$544	$(12,799)	$(8)	$(39,192)
Charged to net earnings	(10,945)	(21,808)	(12,398)	(572)	2,269	32	(43,422)
Charged to OCI	—	—	—	—	—	(24)	(24)
Exchange differences	(91)	(642)	99	539	54	—	(41)

December 31, 2021	$7,022	$6,519	$(86,255)	$511	$(10,476)	$—	$(82,679)

1	Net deferred tax liabilities at December 31, 2021 of $82.7 million consist of liabilities of $92.0 million net of assets of $9.3 million.

	Accounting provisions and accruals	Tax losses	Long-term assets	Other	Exchange rate effects on tax bases	Cash flow hedges	Total 1
January 1, 2020	$19,449	$26,082	$(57,684)	$1,330	$(17,144)	$335	$(27,632)
Charged to net earnings	(2,080)	2,661	(18,003)	(756)	4,007	—	(14,171)
Charged to OCI	—	—	—	(61)	—	(344)	(405)
Exchange differences	689	226	1,731	31	338	1	3,016

December 31, 2020	$18,058	$28,969	$(73,956)	$544	$(12,799)	$(8)	$(39,192)

1	Net deferred tax liabilities at December 31, 2020 of $39.2 million consist of liabilities of $87.4 million net of assets of $48.2 million.

Summary Of Deductible Temporary Differences Of Income Tax Expenses	The deductible temporary differences consist of:

Years ended December 31,	2021	2020
Canadian:
Tax losses	$138,408	$—
Capital assets	22,758	—
Accounting provisions & other accruals	26,363	—
Foreign:
Tax losses	38,374	49,667

	$225,903	$49,667